S000012738 [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WESTERN ASSET FUNDS INC
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 01, 2026